OPERATING SEGMENTS (Schedule of Revenues and Operating Loss by Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 753	$ 1,747	$ 3,381
Operating loss	(21,166)	(19,989)	(21,947)
Net financing income (expenses)	2,075	(793)	1,120
Loss before taxes on income	(19,091)	(20,782)	(20,827)
Agriculture [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	651	1,641	3,247
Operating loss	(10,062)	(7,674)	(8,347)
Industry [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	26	106	134
Operating loss	(419)	(456)	(210)
Human [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating loss	(3,219)	(1,608)	(637)
Unallocated [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	76
Operating loss	$ (7,466)	$ (10,251)	$ (12,753)